Analysis of Revenue and Profit from Operations by Segment (Tables)	6 Months Ended
Jun. 30, 2021
Reportable Segments [Abstract]
Summary of Analysis of Revenue and Profit from Operations by Segment
Six months ended 30 June	2021					2020
	Reported			Exchange	Adjusted at CC2	Reported
Revenue	£m			£m	£m	£m
US	5,563			567	6,130	5,619
APME	2,055			205	2,260	2,137
AMSSA	1,796			153	1,949	1,749
ENA	2,761			168	2,929	2,766
Total Region	12,175			1,093	13,268	12,271
Six months ended 30 June	2021					2020
	Reported	Adj Items[1]	Adjusted	Exchange	Adjusted at CC2	Reported	Adj Items[1]	Adjusted
Profit from Operations	£m	£m	£m	£m	£m	£m	£m	£m
US	2,570	196	2,766	306	3,072	2,619	182	2,801
APME	769	99	868	47	915	865	25	890
AMSSA	694	15	709	42	751	669	52	721
ENA	874	18	892	29	921	944	12	956
Total Region	4,907	328	5,235	424	5,659	5,097	271	5,368

Notes to the analysis of revenue and profit from operations above:

(1)	Adjusting items represent certain items which the Group considers distinctive based upon their size, nature or incidence.
(2)	CC: constant currency – measures are calculated based on a re-translation, at the prior year’s exchange rates, of the current year’s results of the Group and, where applicable, its segments.